FAIR VALUE MEASUREMENT (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 01, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 USD ($)
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Other than Temporary Impairment Losses, Investments			$ 325	¥ 2,000
Business Combination, Consideration Transferred, Total		$ 15,081	30,680
Goodwill, Impairment Loss		1,855	$ 0		$ 0
Acquisition of Concord [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure		23,285
Acquisition of Bond [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure		36,633
Bond [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Business Combination, Consideration Transferred, Total	$ 73,000
Convertible Debt		19,572
Convertible Debt, Fair Value Disclosures		$ 21,452